Brumadinho dam failure - Operation Stoppages (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
De-characterization of upstream structures
Contingencies
Loss related to operational stoppage and idle capacity	$ 80	$ 104	$ 193	$ 267